LOANS, NET - Loan losses for direct and indirect loans (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	S/ 5,507,759
Balances at the end of the period	10,435,623	S/ 5,507,759
Stage 1 [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 2	(1,609,050)
Transfer to Stage 3	(133,165)
Transfer from Stage 2	1,091,153
Transfer from Stage 3	78,457
Transfers between classes of loans	0
New loans, liquidation and write-offs, net	1,034,919
Sale of loan portfolio	0
Exchange differences and others	74,329
Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		961,784
Transfer to Stage 2		(54,290)
Transfer to Stage 3		(140,366)
Transfer from Stage 2		197,124
Transfer from Stage 3		42,132
Transfers between classes of loans		0
New loans, liquidation and write-offs, net		(125,447)
Changes in PDs, LGDs, EADs		206,702
Sale of loan portfolio		0
Exchange differences and others		(15,259)
Acquisition of business		28,387
Stage 2 [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1	(1,091,153)
Transfer to Stage 3	(1,063,668)
Transfer from Stage 1	1,609,050
Transfer from Stage 3	155,841
New loans, liquidation and write-offs, net	(537,422)
Exchange differences and others	4,551
Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		938,531
Transfer to Stage 1		(197,124)
Transfer to Stage 3		(112,694)
Transfer from Stage 1		54,290
Transfer from Stage 3		36,108
Transfers between classes of loans		0
New loans, liquidation and write-offs, net		(276,853)
Changes in PDs, LGDs, EADs		501,077
Sale of loan portfolio		0
Exchange differences and others		(567)
Acquisition of business		12,442
Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1	(78,457)
Transfer to Stage 2	(155,841)
Transfer from Stage 1	133,165
Transfer from Stage 2	1,063,882
New loans, liquidation and write-offs, net	(1,895,268)
Sale of loan portfolio	(23,490)
Exchange differences and others	61,303
Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		3,414,216
Transfer to Stage 1		(42,132)
Transfer to Stage 2		(36,108)
Transfer from Stage 1		140,366
Transfer from Stage 2		112,694
New loans, liquidation and write-offs, net		(1,088,947)
Changes in PDs, LGDs, EADs		1,060,640
Sale of loan portfolio		(111,312)
Exchange differences and others		(74,909)
Acquisition of business		77,274
Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
New loans and liquidation, net	(128,653)
Write-offs	(1,269,118)
Sale of loan portfolio	(23,490)
Exchange differences and others	140,183
Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	5,507,759	5,314,531
New loans and liquidation, net		331,672
Changes in PDs, LGDs, EADs		1,768,419
Write-offs		(1,822,919)
Sale of loan portfolio		(111,312)
Exchange differences and others		(90,735)
Acquisition of business		118,103
Balances at the end of the period		5,507,759
Commercial loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 2	(319,248)
Transfer to Stage 3	(22,486)
Transfer from Stage 2	316,999
Transfer from Stage 3	17,175
Transfers between classes of loans	155,568
New loans, liquidation and write-offs, net	30,824
Sale of loan portfolio	0
Exchange differences and others	45,997
Commercial loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		311,767
Transfer to Stage 2		(11,258)
Transfer to Stage 3		(9,281)
Transfer from Stage 2		41,033
Transfer from Stage 3		9,492
Transfers between classes of loans		4,886
New loans, liquidation and write-offs, net		36,768
Changes in PDs, LGDs, EADs		10,982
Sale of loan portfolio		0
Exchange differences and others		(8,834)
Acquisition of business		3,130
Commercial loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1	(316,999)
Transfer to Stage 3	(117,858)
Transfer from Stage 1	319,248
Transfer from Stage 3	42,832
Transfers between classes of loans	91,534
New loans, liquidation and write-offs, net	4,911
Exchange differences and others	2,523
Commercial loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		151,999
Transfer to Stage 1		(41,033)
Transfer to Stage 3		(21,988)
Transfer from Stage 1		11,258
Transfer from Stage 3		6,102
Transfers between classes of loans		994
New loans, liquidation and write-offs, net		(4,601)
Changes in PDs, LGDs, EADs		62,277
Sale of loan portfolio		0
Exchange differences and others		(511)
Acquisition of business		1,638
Commercial loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1	(17,175)
Transfer to Stage 2	(42,832)
Transfer from Stage 1	22,486
Transfer from Stage 2	118,072
Transfers between classes of loans	(22,478)
New loans, liquidation and write-offs, net	(154,589)
Sale of loan portfolio	(13,124)
Exchange differences and others	34,440
Commercial loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		1,355,363
Transfer to Stage 1		(9,492)
Transfer to Stage 2		(6,102)
Transfer from Stage 1		9,281
Transfer from Stage 2		21,988
Transfers between classes of loans		(33,973)
New loans, liquidation and write-offs, net		(275,028)
Changes in PDs, LGDs, EADs		301,493
Sale of loan portfolio		(55,783)
Exchange differences and others		(6,348)
Acquisition of business		13,828
Commercial loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Transfers between classes of loans	224,624
New loans and liquidation, net	22,815
Write-offs	(141,669)
Sale of loan portfolio	(13,124)
Exchange differences and others	82,960
Commercial loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,870,047	1,819,129
Transfers between classes of loans		(28,093)
New loans and liquidation, net		(61,341)
Changes in PDs, LGDs, EADs		374,752
Write-offs		(181,520)
Sale of loan portfolio		(55,783)
Exchange differences and others		(15,693)
Acquisition of business		18,596
Balances at the end of the period		1,870,047
Residential mortgage loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 2	(43,170)
Transfer to Stage 3	(1,721)
Transfer from Stage 2	31,320
Transfer from Stage 3	4,980
Transfers between classes of loans	258
New loans, liquidation and write-offs, net	30,797
Sale of loan portfolio	0
Exchange differences and others	5,064
Residential mortgage loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		31,479
Transfer to Stage 2		(2,069)
Transfer to Stage 3		(726)
Transfer from Stage 2		7,857
Transfer from Stage 3		6,178
Transfers between classes of loans		134
New loans, liquidation and write-offs, net		6,850
Changes in PDs, LGDs, EADs		(11,675)
Sale of loan portfolio		0
Exchange differences and others		(490)
Acquisition of business		547
Residential mortgage loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1	(31,320)
Transfer to Stage 3	(19,698)
Transfer from Stage 1	43,170
Transfer from Stage 3	3,977
Transfers between classes of loans	4
New loans, liquidation and write-offs, net	(24,980)
Exchange differences and others	1,539
Residential mortgage loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		22,404
Transfer to Stage 1		(7,857)
Transfer to Stage 3		(4,562)
Transfer from Stage 1		2,069
Transfer from Stage 3		2,434
Transfers between classes of loans		42
New loans, liquidation and write-offs, net		2,780
Changes in PDs, LGDs, EADs		8,409
Sale of loan portfolio		0
Exchange differences and others		(100)
Acquisition of business		65
Residential mortgage loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1	(4,980)
Transfer to Stage 2	(3,977)
Transfer from Stage 1	1,721
Transfer from Stage 2	19,698
Transfers between classes of loans	1
New loans, liquidation and write-offs, net	(102,806)
Sale of loan portfolio	(4,523)
Exchange differences and others	14,430
Residential mortgage loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		470,286
Transfer to Stage 1		(6,178)
Transfer to Stage 2		(2,434)
Transfer from Stage 1		726
Transfer from Stage 2		4,562
New loans, liquidation and write-offs, net		(101,740)
Changes in PDs, LGDs, EADs		146,860
Sale of loan portfolio		(24,319)
Exchange differences and others		(15,245)
Acquisition of business		193
Residential mortgage loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Transfers between classes of loans	263
New loans and liquidation, net	(50,470)
Write-offs	(46,519)
Sale of loan portfolio	(4,523)
Exchange differences and others	21,033
Residential mortgage loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	536,480	524,169
Transfers between classes of loans		176
New loans and liquidation, net		(49,190)
Changes in PDs, LGDs, EADs		143,594
Write-offs		(42,920)
Sale of loan portfolio		(24,319)
Exchange differences and others		(15,835)
Acquisition of business		805
Balances at the end of the period		536,480
Micro-business loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 2	(854,632)
Transfer to Stage 3	(63,397)
Transfer from Stage 2	324,242
Transfer from Stage 3	26,997
Transfers between classes of loans	(14,574)
New loans, liquidation and write-offs, net	551,140
Sale of loan portfolio	0
Exchange differences and others	15,573
Micro-business loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		342,519
Transfer to Stage 2		(22,272)
Transfer to Stage 3		(49,368)
Transfer from Stage 2		57,319
Transfer from Stage 3		9,631
Transfers between classes of loans		(6,511)
New loans, liquidation and write-offs, net		(71,852)
Changes in PDs, LGDs, EADs		149,468
Sale of loan portfolio		0
Exchange differences and others		(5,759)
Acquisition of business		22,467
Micro-business loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1	(324,242)
Transfer to Stage 3	(275,227)
Transfer from Stage 1	854,632
Transfer from Stage 3	51,478
Transfers between classes of loans	(88,758)
New loans, liquidation and write-offs, net	(231,405)
Exchange differences and others	312
Micro-business loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		263,593
Transfer to Stage 1		(57,319)
Transfer to Stage 3		(43,113)
Transfer from Stage 1		22,272
Transfer from Stage 3		5,576
Transfers between classes of loans		(956)
New loans, liquidation and write-offs, net		(121,662)
Changes in PDs, LGDs, EADs		172,546
Sale of loan portfolio		0
Exchange differences and others		63
Acquisition of business		8,960
Micro-business loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1	(26,997)
Transfer to Stage 2	(51,478)
Transfer from Stage 1	63,397
Transfer from Stage 2	275,227
Transfers between classes of loans	31,414
New loans, liquidation and write-offs, net	(683,408)
Sale of loan portfolio	(3,511)
Exchange differences and others	9,531
Micro-business loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		979,292
Transfer to Stage 1		(9,631)
Transfer to Stage 2		(5,576)
Transfer from Stage 1		49,368
Transfer from Stage 2		43,113
Transfers between classes of loans		32,878
New loans, liquidation and write-offs, net		(457,093)
Changes in PDs, LGDs, EADs		327,884
Sale of loan portfolio		(27,267)
Exchange differences and others		(22,688)
Acquisition of business		50,605
Micro-business loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Transfers between classes of loans	(71,918)
New loans and liquidation, net	165,595
Write-offs	(529,268)
Sale of loan portfolio	(3,511)
Exchange differences and others	25,416
Micro-business loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,636,487	1,585,404
Transfers between classes of loans		25,411
New loans and liquidation, net		166,279
Changes in PDs, LGDs, EADs		649,898
Write-offs		(816,886)
Sale of loan portfolio		(27,267)
Exchange differences and others		(28,384)
Acquisition of business		82,032
Balances at the end of the period		1,636,487
Consumer loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 2	(392,000)
Transfer to Stage 3	(45,561)
Transfer from Stage 2	418,592
Transfer from Stage 3	29,305
Transfers between classes of loans	(141,252)
New loans, liquidation and write-offs, net	422,158
Sale of loan portfolio	0
Exchange differences and others	7,695
Consumer loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		276,019
Transfer to Stage 2		(18,691)
Transfer to Stage 3		(80,991)
Transfer from Stage 2		90,915
Transfer from Stage 3		16,831
Transfers between classes of loans		1,491
New loans, liquidation and write-offs, net		(97,213)
Changes in PDs, LGDs, EADs		57,927
Sale of loan portfolio		0
Exchange differences and others		(176)
Acquisition of business		2,243
Consumer loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1	(418,592)
Transfer to Stage 3	(650,885)
Transfer from Stage 1	392,000
Transfer from Stage 3	57,554
Transfers between classes of loans	(2,780)
New loans, liquidation and write-offs, net	(285,948)
Exchange differences and others	177
Consumer loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		500,535
Transfer to Stage 1		(90,915)
Transfer to Stage 3		(43,031)
Transfer from Stage 1		18,691
Transfer from Stage 3		21,996
Transfers between classes of loans		(80)
New loans, liquidation and write-offs, net		(153,370)
Changes in PDs, LGDs, EADs		257,845
Sale of loan portfolio		0
Exchange differences and others		(19)
Acquisition of business		1,779
Consumer loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1	(29,305)
Transfer to Stage 2	(57,554)
Transfer from Stage 1	45,561
Transfer from Stage 2	650,885
Transfers between classes of loans	(8,937)
New loans, liquidation and write-offs, net	(954,465)
Sale of loan portfolio	(2,332)
Exchange differences and others	2,902
Consumer loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		609,275
Transfer to Stage 1		(16,831)
Transfer to Stage 2		(21,996)
Transfer from Stage 1		80,991
Transfer from Stage 2		43,031
Transfers between classes of loans		1,095
New loans, liquidation and write-offs, net		(255,086)
Changes in PDs, LGDs, EADs		284,403
Sale of loan portfolio		(3,943)
Exchange differences and others		(30,628)
Acquisition of business		12,648
Consumer loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Transfers between classes of loans	(152,969)
New loans and liquidation, net	(266,593)
Write-offs	(551,662)
Sale of loan portfolio	(2,332)
Exchange differences and others	10,774
Consumer loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	S/ 1,464,745	1,385,829
Transfers between classes of loans		2,506
New loans and liquidation, net		275,924
Changes in PDs, LGDs, EADs		600,175
Write-offs		(781,593)
Sale of loan portfolio		(3,943)
Exchange differences and others		(30,823)
Acquisition of business		16,670
Balances at the end of the period		S/ 1,464,745